Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.4%
Apparel — 2.9%
LVMH Moet Hennessy Louis Vuitton S.E.	983	$884,500
NIKE, Inc., Class B	12,358	1,161,405
		2,045,905
Auto Parts & Equipment — 1.1%
Aptiv PLC*	9,419	750,223
Beverages — 1.2%
PepsiCo, Inc.	4,810	841,798
Chemicals — 1.3%
The Sherwin-Williams Co.	2,512	872,493
Commercial Services — 3.7%
Equifax, Inc.	673	180,041
Gartner, Inc.*	2,165	1,031,991
Moody's Corp.	2,615	1,027,773
TransUnion	1,506	120,179
Verisk Analytics, Inc.	1,008	237,616
		2,597,600
Computers — 8.0%
Accenture PLC, Class A	6,652	2,305,650
Apple, Inc.	19,207	3,293,616
		5,599,266
Cosmetics & Personal Care — 1.5%
The Estee Lauder Cos., Inc., Class A	7,018	1,081,825
Diversified Financial Services — 7.7%
Brookfield Asset Management Ltd., Class A	14,217	597,207
Mastercard, Inc., Class A	1,876	903,425
The Charles Schwab Corp.	10,305	745,464
Visa, Inc., Class A	11,121	3,103,649
		5,349,745
Electric — 0.7%
Xcel Energy, Inc.	9,010	484,288
Electrical Components & Equipment — 2.3%
Eaton Corp. PLC	3,231	1,010,269
Schneider Electric S.E.	2,619	592,094
		1,602,363
Electronics — 6.2%
Amphenol Corp., Class A	15,675	1,808,111
Hubbell, Inc.	2,776	1,152,179
Mettler-Toledo International, Inc.*	322	428,676
TE Connectivity Ltd.	6,230	904,845
		4,293,811
Environmental Control — 0.5%
Veralto Corp.	4,146	367,584
Food — 1.3%
McCormick & Co., Inc.	12,185	935,930
	Number of Shares	Value†

Healthcare Products — 8.7%
Abbott Laboratories	2,375	$269,943
Agilent Technologies, Inc.	10,884	1,583,731
Boston Scientific Corp.*	15,221	1,042,486
Danaher Corp.	2,696	673,245
STERIS PLC	6,001	1,349,145
Stryker Corp.	855	305,979
Thermo Fisher Scientific, Inc.	1,415	822,412
		6,046,941
Healthcare Services — 2.1%
ICON PLC*	4,333	1,455,671
Household Products & Wares — 2.3%
Church & Dwight Co., Inc.	15,565	1,623,585
Insurance — 3.6%
Aon PLC, Class A	5,100	1,701,972
Marsh & McLennan Cos., Inc.	3,978	819,388
		2,521,360
Internet — 6.7%
Alphabet, Inc., Class A*	23,975	3,618,547
Tencent Holdings Ltd.	26,400	1,028,278
		4,646,825
Machinery — Diversified — 1.2%
Otis Worldwide Corp.	8,581	851,836
Media — 1.4%
The Walt Disney Co.	8,108	992,095
Pharmaceuticals — 1.5%
Becton Dickinson & Co.	4,169	1,031,619
Retail — 4.7%
Ross Stores, Inc.	9,053	1,328,618
Starbucks Corp.	11,319	1,034,444
The TJX Cos., Inc.	8,853	897,871
		3,260,933
Semiconductors — 8.4%
Analog Devices, Inc.	7,075	1,399,364
NVIDIA Corp.	3,049	2,754,954
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,150	1,244,858
Texas Instruments, Inc.	2,552	444,584
		5,843,760
Software — 17.2%
Adobe, Inc.*	1,261	636,301
Electronic Arts, Inc.	3,574	474,163
Fiserv, Inc.*	6,914	1,104,995
Microsoft Corp.	23,225	9,771,222
		11,986,681
Transportation — 1.2%
Canadian Pacific Kansas City Ltd.	9,891	872,089
TOTAL COMMON STOCKS (Cost $45,901,836)		67,956,226

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Diversified — 1.6%
American Tower Corp. (Cost $1,224,834)	5,762	$1,138,514

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $1,016,565)	1,016,565	1,016,565
TOTAL INVESTMENTS — 100.4% (Cost $48,143,235)		$70,111,305
Other Assets & Liabilities — (0.4)%		(299,974)
TOTAL NET ASSETS — 100.0%		$69,811,331

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2024††
United States	86%
Ireland	6
France	2
Canada	2
Taiwan	2
China	2
Total	100%
††	% of total investments as of March 31, 2024.
2